UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
------------------------------------------------------------------------------------------------------
CALIFORNIA--91.2%
Alameda, CA Corridor Transporation Authority RRB, P-Floats,
Series PZ-61, 3.23% 1,2                                            $      2,700,000   $      2,700,000
------------------------------------------------------------------------------------------------------
Auburn, CA USD COP, Refinance and Capital Improvement
Project-2002, 3.21% 2                                                     5,635,000          5,635,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-1, 3.17% 2          1,350,000          1,350,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-2, 3.17% 2          4,000,000          4,000,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-4, 3.18% 2          7,000,000          7,000,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C-7, 3.17% 2          3,600,000          3,600,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RB, Series C5, 3.18% 2           3,700,000          3,700,000
------------------------------------------------------------------------------------------------------
CA Dept. of Water Resources Power Supply RRB, Central Valley
Project, MERLOTS Series 2003 B32, 3.20% 1,2                               1,990,000          1,990,000
------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-10, 3.17% 2                             1,350,000          1,350,000
------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998,
3.23% 2                                                                   1,200,000          1,200,000
------------------------------------------------------------------------------------------------------
CA EDLFA RB, University of San Francisco, Series 2003, 3.15% 2            2,540,000          2,540,000
------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB, Reset Option
Certificates II-R Trust, Series 364, 3.23% 1,2                            2,490,000          2,490,000
------------------------------------------------------------------------------------------------------
CA GOUN, Floating Rate Trust Receipts, Series B-3, 3.17% 2               15,550,000         15,550,000
------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series MT-162, 3.15% 2                                 2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
CA HFA RB, Home Mortgage, Series F, 3.23% 2                               1,700,000          1,700,000
------------------------------------------------------------------------------------------------------
CA HFFAU RB, Catholic Health Facilities, Series K, 3.17% 2                5,000,000          5,000,000
------------------------------------------------------------------------------------------------------
CA I&E Development Bank RB, Salvation Army Western Territory,
Series 2001, 3.40%, 11/13/06                                              9,000,000          9,000,000
------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-002, 3.27% 2                                      5,235,000          5,235,000
------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 3.27% 1,2                                    2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Amador Valley Industry Project, Series 2005A,
3.22% 2                                                                     950,000            950,000
------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project, Series A, 3.27% 2           3,075,000          3,075,000
------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal Inc. Project, Series A, 3.27% 2           1,345,000          1,345,000
------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.27% 2                3,170,000          3,170,000
------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series
2004, 3.26% 2                                                             2,500,000          2,500,000
------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 3.16% 2             4,000,000          4,000,000
------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Housing Village at Ninth Apts. Project, Series
2005D, 3.24% 2                                                            4,375,000          4,375,000
------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Oakwood Apts. Series 00, 3.47%, 6/15/06 3                 5,500,000          5,500,000
------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099, 3.27% 1,2                       4,975,000          4,975,000
------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Tyrella Gardens Apts., Series B, 3.23% 2                  3,825,000          3,825,000
------------------------------------------------------------------------------------------------------
CA SCDAU RB, Trust Receipts, Series F15 D, 3.25% 2                        6,000,000          6,000,000
------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287, 3.23% 1,2               3,150,000          3,150,000
------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42, 3.25% 2                       1,330,000          1,330,000
------------------------------------------------------------------------------------------------------
East Bay, CA MUD WS RB, P-Floats, Series PT-3372, 3.21% 1,2               4,300,000          4,300,000
------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, P-Floats, Series 807, 3.20% 1,2                   6,205,000          6,205,000


1                 |                       Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, PTTR, Series 707, 3.20% 1,2                $    1,995,000     $    1,995,000
------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series
F12J, Sunset Project, 3.23% 2                                             9,100,000          9,100,000
------------------------------------------------------------------------------------------------------
Los Angeles, CA USD COP, Administration Building Project, Series
2005A, 3.17% 2                                                            1,275,000          1,275,000
------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 3.17% 1,2                    6,000,000          6,000,000
------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25,
3.19% 1,2                                                                 2,000,000          2,000,000
------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 3.19% 1,2                    4,590,000          4,590,000
------------------------------------------------------------------------------------------------------
Oakland, CA USD GOUN, Municipal Securities Trust Certificates,
Series 9035, Cl. A, 3.19% 1,2                                             9,300,000          9,300,000
------------------------------------------------------------------------------------------------------
Plesant Hill, CA RA MH RRB, Chateau III Project, Series 2001A,
3.17% 2                                                                   2,600,000          2,600,000
------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 3.21% 1,2                    3,955,000          3,955,000
------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 3.18% 1,2                                                        6,000,000          6,000,000
------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
Series 2003 B20, 3.20% 1,2                                                6,980,000          6,980,000
------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office
Project, Series 2004A, 3.18% 2                                            3,485,000          3,485,000
------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 3.23% 2             2,085,000          2,085,000
------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvement Project, Series 2002,
3.23% 2                                                                   2,700,000          2,700,000
------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project,
Series 2001, 3.23% 2                                                      6,500,000          6,500,000
                                                                                        --------------
                                                                                           201,305,000
------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--8.2%
PR CMWLTH Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 1            8,000,000          8,000,000
------------------------------------------------------------------------------------------------------
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2,
3.28% 1,2                                                                 3,500,000          3,500,000
------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust
Certificates, Series 2005 Z-6, 3.24% 1,2                                  2,905,000          2,905,000
------------------------------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset Option Certificates
II-R Trust, Series 415CE, 3.22% 2                                         2,700,000          2,700,000
------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, PTTR, Series 491, 3.21% 1,2            1,000,000          1,000,000
                                                                                        --------------
                                                                                            18,105,000
------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $219,410,000)                                99.4%       219,410,000
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 0.6          1,325,046

                                                                     ---------------------------------
Net Assets                                                                    100.0%    $  220,735,046
                                                                     =================================

2                 |                       Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AAMC         ABN AMRO Munitops Certificates
CMWLTH       Commonwealth
COP          Certificates of Participation
EDFAU        Economic Development Finance Authority
EDLFA        Educational Facilities Authority
FAU          Finance Authority
GOB          General Obligation Bonds
GOUN         General Obligation Unlimited Nts.
HFA          Housing Finance Agency/Authority
HFFAU        Health Facilities Finance Authority
I&E          Infrastructure and Economic
IDV          Industrial Development
MERLOTS      Municipal Exempt Receipts Liquidity Option Tender
MH           Multifamily Housing
MUD          Municipal Utility District
P-Floats     Puttable Floating Option Tax Exempt Receipts
PCFAU        Pollution Control Finance Authority
PFAU         Public Finance Authority
PTTR         Puttable Tax Exempt Receipts
PUC          Public Utilities Commission
RA           Redevelopment Agency/Authority
RB           Revenue Bonds
REF          Refunding
RRB          Revenue Refunding Bonds
SCDAU        Statewide Communities Development Authority
SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts
SWD          Solid Waste Disposal
TS           Tobacco Settlement
TXAL         Tax Allocation
USD          Unified School District
WS           Water System

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $84,035,000 or 38.07% of the Trust's net assets as of March 31, 2006.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

3                 |                       Centennial California Tax Exempt Trust

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006